UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Balanced Fund

November 30, 2014

1.805755.110

AIG-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	171,881	$ 5,782
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	21,459	652
Extended Stay America, Inc. unit	377,642	7,024
Hilton Worldwide Holdings, Inc.	112,900	2,960
Marriott International, Inc. Class A	53,677	4,229
McDonald's Corp.	111,675	10,811
Panera Bread Co. Class A (a)	48,860	8,179
Starbucks Corp.	153,800	12,490
Wynn Resorts Ltd.	7,500	1,340
Yum! Brands, Inc.	88,492	6,836
		54,521
Internet & Catalog Retail - 0.8%
Ctrip.com International Ltd. sponsored ADR (a)	52,200	2,823
Liberty Interactive Corp. Series A (a)	309,397	9,019
Qunar Cayman Islands Ltd. sponsored ADR	46,476	1,212
Travelport Worldwide Ltd.	38,200	663
		13,717
Media - 2.8%
Comcast Corp. Class A	56,146	3,203
DIRECTV (a)	82,649	7,249
DISH Network Corp. Class A (a)	9,800	778
DreamWorks Animation SKG, Inc. Class A (a)	125,100	2,982
Legend Pictures LLC (a)(k)(l)	415	837
Liberty Media Corp. Class C (a)	122,300	4,468
Manchester United PLC (a)	111,900	1,840
The Madison Square Garden Co. Class A (a)	126,886	9,268
Time Warner Cable, Inc.	8,400	1,254
Twenty-First Century Fox, Inc. Class A	313,843	11,549
Viacom, Inc. Class B (non-vtg.)	83,518	6,316
		49,744
Multiline Retail - 0.6%
Dollar General Corp. (a)	165,735	11,061
Specialty Retail - 0.5%
TJX Companies, Inc.	133,680	8,844
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
lululemon athletica, Inc. (a)	51,886	$ 2,500
NIKE, Inc. Class B	122,800	12,193
		14,693
TOTAL CONSUMER DISCRETIONARY		158,362
CONSUMER STAPLES - 6.9%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	11,729	1,379
Coca-Cola Icecek Sanayi A/S	18,269	410
Diageo PLC sponsored ADR	15,369	1,893
Embotelladora Andina SA sponsored ADR	21,411	394
Monster Beverage Corp. (a)	26,000	2,916
Pernod Ricard SA	16,196	1,919
Remy Cointreau SA (d)	16,713	1,257
The Coca-Cola Co.	246,799	11,064
		21,232
Food & Staples Retailing - 1.7%
CVS Health Corp.	125,027	11,422
Kroger Co.	140,718	8,421
Sysco Corp.	63,973	2,576
Wal-Mart Stores, Inc.	57,349	5,020
Whole Foods Market, Inc.	58,900	2,888
		30,327
Food Products - 0.8%
Bunge Ltd.	27,238	2,472
Keurig Green Mountain, Inc.	20,640	2,934
Mead Johnson Nutrition Co. Class A	45,789	4,755
Nestle SA	23,402	1,755
The Hershey Co.	26,900	2,698
		14,614
Household Products - 1.4%
Procter & Gamble Co.	260,228	23,532
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	19,600	1,453
L'Oreal SA	4,700	802
		2,255
Tobacco - 1.7%
Altria Group, Inc.	260,103	13,073
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC sponsored ADR	122,499	$ 14,476
Philip Morris International, Inc.	17,155	1,491
Souza Cruz SA	58,950	476
		29,516
TOTAL CONSUMER STAPLES		121,476
ENERGY - 5.6%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	38,100	2,172
C&J Energy Services, Inc. (a)	66,110	1,002
Dril-Quip, Inc. (a)	21,539	1,718
FMC Technologies, Inc. (a)	48,016	2,294
Halliburton Co.	100,207	4,229
Independence Contract Drilling, Inc.	76,237	526
Oceaneering International, Inc.	36,629	2,297
		14,238
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	92,273	7,303
BG Group PLC	118,900	1,670
Cabot Oil & Gas Corp.	114,815	3,793
Chevron Corp.	180,476	19,648
Cimarex Energy Co.	33,700	3,537
EOG Resources, Inc.	57,910	5,022
EP Energy Corp.	85,168	910
Exxon Mobil Corp.	138,891	12,575
Kinder Morgan Holding Co. LLC (d)	189,356	7,830
Memorial Resource Development Corp.	68,700	1,484
Noble Energy, Inc.	117,045	5,756
Parsley Energy, Inc. Class A	44,600	564
Phillips 66 Co.	76,474	5,584
Phillips 66 Partners LP	14,519	904
Plains GP Holdings LP Class A	15,600	405
PrairieSky Royalty Ltd.	15,100	454
Suncor Energy, Inc.	104,255	3,297
Valero Energy Partners LP	41,096	1,715
Whiting Petroleum Corp. (a)	55,723	2,328
		84,779
TOTAL ENERGY		99,017
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 11.4%
Banks - 5.0%
Bank of America Corp.	1,241,091	$ 21,148
Citigroup, Inc.	400,830	21,633
Huntington Bancshares, Inc.	488,893	4,943
JPMorgan Chase & Co.	332,232	19,987
Societe Generale Series A	68,300	3,388
SunTrust Banks, Inc.	70,654	2,776
Synovus Financial Corp.	50,443	1,303
U.S. Bancorp	279,433	12,351
		87,529
Capital Markets - 1.4%
Ameriprise Financial, Inc.	21,289	2,805
BlackRock, Inc. Class A	16,790	6,029
Carlyle Group LP	17,200	492
E*TRADE Financial Corp. (a)	79,721	1,818
Goldman Sachs Group, Inc.	14,900	2,807
Invesco Ltd.	41,209	1,663
Northern Trust Corp.	39,105	2,649
Oaktree Capital Group LLC Class A	16,791	778
State Street Corp.	50,800	3,898
The Blackstone Group LP	42,455	1,423
		24,362
Consumer Finance - 1.6%
Capital One Financial Corp.	227,934	18,964
Navient Corp.	186,807	3,915
SLM Corp.	415,607	4,023
Springleaf Holdings, Inc. (a)	39,300	1,558
		28,460
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,231
Class B (a)	45,800	6,810
IntercontinentalExchange Group, Inc.	10,976	2,480
KBC Ancora (a)	20,348	675
		12,196
Insurance - 1.4%
Direct Line Insurance Group PLC	396,912	1,826
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,200	3,707
Marsh & McLennan Companies, Inc.	94,453	5,345
MetLife, Inc.	119,067	6,621
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Principal Financial Group, Inc.	24,200	$ 1,289
The Chubb Corp.	42,100	4,338
The Travelers Companies, Inc.	11,646	1,216
Unum Group	37,300	1,239
WMI Holdings Corp. (a)	4,454	9
		25,590
Real Estate Investment Trusts - 1.0%
Altisource Residential Corp. Class B	242,110	4,910
American Tower Corp.	12,560	1,319
Boston Properties, Inc.	28,000	3,630
Crown Castle International Corp.	10,700	889
Digital Realty Trust, Inc.	41,400	2,909
Outfront Media, Inc.	22,300	603
Piedmont Office Realty Trust, Inc. Class A	58,090	1,092
Senior Housing Properties Trust (SBI)	33,183	748
Sun Communities, Inc.	37,142	2,187
		18,287
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	117,748	3,973
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	44,100	1,012
Washington Mutual, Inc. (a)	130,000	0
		1,012
TOTAL FINANCIALS		201,409
HEALTH CARE - 10.1%
Biotechnology - 3.3%
Actelion Ltd.	15,045	1,789
Alexion Pharmaceuticals, Inc. (a)	43,264	8,432
Amgen, Inc.	78,205	12,928
Biogen Idec, Inc. (a)	26,475	8,146
BioMarin Pharmaceutical, Inc. (a)	25,209	2,262
Celgene Corp. (a)	70,100	7,970
Gilead Sciences, Inc. (a)	129,685	13,010
Vertex Pharmaceuticals, Inc. (a)	28,300	3,336
		57,873
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	583,849	7,514
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	48,358	$ 4,884
Edwards Lifesciences Corp. (a)	15,514	2,012
Medtronic, Inc.	133,700	9,876
Quidel Corp. (a)	25,300	705
The Cooper Companies, Inc.	18,128	3,062
		28,053
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (a)	116,364	4,122
Cigna Corp.	63,382	6,521
HCA Holdings, Inc. (a)	68,907	4,802
Henry Schein, Inc. (a)	21,444	2,942
McKesson Corp.	49,082	10,345
		28,732
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	17,200	565
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	88,400	3,778
Thermo Fisher Scientific, Inc.	57,590	7,446
		11,224
Pharmaceuticals - 3.0%
AbbVie, Inc.	60,311	4,174
Actavis PLC (a)	46,219	12,507
Allergan, Inc.	33,600	7,187
Bristol-Myers Squibb Co.	184,894	10,918
Mallinckrodt PLC (a)	11,600	1,070
Merck & Co., Inc.	72,844	4,400
Roche Holding AG (participation certificate)	11,855	3,547
Shire PLC	52,038	3,709
Teva Pharmaceutical Industries Ltd. sponsored ADR	75,700	4,313
		51,825
TOTAL HEALTH CARE		178,272
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.8%
Meggitt PLC	655,099	5,147
TransDigm Group, Inc.	44,168	8,736
		13,883
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
FedEx Corp.	32,581	$ 5,805
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	105,623	3,660
Electrical Equipment - 1.3%
Acuity Brands, Inc.	26,486	3,660
AMETEK, Inc.	263,986	13,453
Hubbell, Inc. Class B	47,550	5,078
		22,191
Industrial Conglomerates - 1.5%
Danaher Corp.	167,492	13,996
Roper Industries, Inc.	75,080	11,849
		25,845
Machinery - 0.7%
Deere & Co.	63,500	5,500
Pall Corp.	38,500	3,700
WABCO Holdings, Inc. (a)	25,700	2,637
		11,837
Professional Services - 0.4%
Verisk Analytics, Inc. (a)	117,928	7,309
Road & Rail - 1.1%
CSX Corp.	205,000	7,480
J.B. Hunt Transport Services, Inc.	140,003	11,554
		19,034
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	87,900	2,556
TOTAL INDUSTRIALS		112,120
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.7%
Cisco Systems, Inc.	311,509	8,610
Juniper Networks, Inc.	42,399	940
QUALCOMM, Inc.	233,479	17,021
Riverbed Technology, Inc. (a)	151,924	3,141
		29,712
Electronic Equipment & Components - 0.4%
Keysight Technologies, Inc. (a)	41,550	1,463
Samsung SDI Co. Ltd.	4,911	591
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TE Connectivity Ltd.	67,930	$ 4,361
Trimble Navigation Ltd. (a)	54,000	1,519
		7,934
Internet Software & Services - 3.8%
58.com, Inc. ADR	24,773	1,209
Benefitfocus, Inc. (a)	3,293	89
ChannelAdvisor Corp. (a)	50,755	893
Cvent, Inc. (a)	110,622	2,978
Demandware, Inc. (a)	20,650	1,156
Endurance International Group Holdings, Inc. (a)(d)	32,866	546
Facebook, Inc. Class A (a)	190,613	14,811
Five9, Inc.	82,100	362
Google, Inc. Class C (a)	66,680	36,129
HomeAway, Inc. (a)	60,900	1,910
Millennial Media, Inc. (a)	8,465	15
Opower, Inc. (d)	111,534	1,737
Twitter, Inc.	36,500	1,524
Wix.com Ltd. (a)	23,533	504
Yahoo!, Inc. (a)	57,002	2,949
Zoopla Property Group PLC (d)	258,800	796
		67,608
IT Services - 0.7%
Fidelity National Information Services, Inc.	11,200	685
Lionbridge Technologies, Inc. (a)	47,939	243
Quindell PLC (d)	193,099	200
Total System Services, Inc.	60,100	1,983
Visa, Inc. Class A	33,944	8,764
		11,875
Semiconductors & Semiconductor Equipment - 1.4%
Marvell Technology Group Ltd.	42,440	608
Micron Technology, Inc. (a)	50,787	1,826
NVIDIA Corp.	121,900	2,556
NXP Semiconductors NV (a)	124,488	9,686
RF Micro Devices, Inc. (a)	682,700	9,974
TriQuint Semiconductor, Inc. (a)	24,230	590
		25,240
Software - 2.0%
Activision Blizzard, Inc.	29,900	647
Adobe Systems, Inc. (a)	93,254	6,871
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	68,100	$ 4,222
CommVault Systems, Inc. (a)	14,634	692
Covisint Corp. (a)	22,100	51
Fleetmatics Group PLC (a)	25,800	908
Imperva, Inc. (a)	68,200	2,901
Intuit, Inc.	44,500	4,177
Oracle Corp.	98,296	4,169
Qlik Technologies, Inc. (a)	17,200	530
salesforce.com, Inc. (a)	130,599	7,819
Xero Ltd. (a)	44,190	589
Xero Ltd. (a)(l)	27,035	360
Yodlee, inc.	39,400	466
		34,402
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	414,352	49,272
Electronics for Imaging, Inc. (a)	49,654	2,207
Hewlett-Packard Co.	241,500	9,433
		60,912
TOTAL INFORMATION TECHNOLOGY		237,683
MATERIALS - 3.2%
Chemicals - 2.5%
Airgas, Inc.	116,717	13,496
Cabot Corp.	15,528	669
CF Industries Holdings, Inc.	7,100	1,904
E.I. du Pont de Nemours & Co.	74,700	5,334
Eastman Chemical Co.	42,374	3,514
Ecolab, Inc.	56,700	6,177
FMC Corp.	50,195	2,731
LyondellBasell Industries NV Class A	35,043	2,763
Methanex Corp.	24,500	1,267
Monsanto Co.	41,478	4,974
W.R. Grace & Co. (a)	21,681	2,083
		44,912
Construction Materials - 0.1%
Eagle Materials, Inc.	18,700	1,541
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Graphic Packaging Holding Co. (a)	109,690	$ 1,366
Rock-Tenn Co. Class A	53,848	3,059
		4,425
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	85,400	2,293
Nucor Corp.	48,400	2,596
		4,889
TOTAL MATERIALS		55,767
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	11,200	457
Cogent Communications Group, Inc.	8,900	315
inContact, Inc. (a)	76,417	631
Level 3 Communications, Inc. (a)	45,452	2,273
Verizon Communications, Inc.	362,398	18,334
		22,010
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	76,650	2,237
Telephone & Data Systems, Inc.	14,700	376
		2,613
TOTAL TELECOMMUNICATION SERVICES		24,623
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	24,500	1,410
Edison International	34,467	2,191
Exelon Corp.	97,700	3,534
NextEra Energy, Inc.	60,300	6,295
PPL Corp.	94,400	3,354
		16,784
Gas Utilities - 0.1%
National Fuel Gas Co.	29,936	2,074
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	7,400	280
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	17,000	$ 390
NRG Energy, Inc.	87,130	2,724
		3,114
Multi-Utilities - 0.9%
Dominion Resources, Inc.	76,449	5,546
NiSource, Inc.	68,497	2,866
PG&E Corp.	37,075	1,872
Sempra Energy	45,009	5,029
		15,313
TOTAL UTILITIES		37,565
TOTAL COMMON STOCKS (Cost $962,712)		1,226,294
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(l)	16,802	179
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	94,150	617
TOTAL PREFERRED STOCKS (Cost $784)		796
Nonconvertible Bonds - 8.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
Daimler Finance North America LLC:
1.45% 8/1/16 (e)	$ 231	233
2.875% 3/10/21 (e)	900	909
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Co.:
3.5% 10/2/18	$ 350	$ 359
6.25% 10/2/43	58	67
General Motors Financial Co., Inc.:
2.625% 7/10/17	110	111
3% 9/25/17	252	257
3.25% 5/15/18	180	183
3.5% 7/10/19	400	409
4.25% 5/15/23	200	204
4.375% 9/25/21	780	808
4.75% 8/15/17	195	206
		3,746
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	36
4.25% 6/15/23	249	262
		298
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	500	687
Comcast Corp.:
4.95% 6/15/16	15	16
6.45% 3/15/37	238	310
COX Communications, Inc. 3.25% 12/15/22 (e)	136	133
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	508
Discovery Communications LLC:
3.25% 4/1/23	51	50
6.35% 6/1/40	236	285
NBCUniversal, Inc.:
5.15% 4/30/20	431	494
6.4% 4/30/40	309	405
News America Holdings, Inc. 7.75% 12/1/45	621	931
News America, Inc.:
6.15% 3/1/37	235	294
6.15% 2/15/41	186	233
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	323
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
4% 9/1/21	$ 630	$ 672
5.85% 5/1/17	104	114
6.55% 5/1/37	320	407
6.75% 7/1/18	439	510
8.25% 4/1/19	700	866
Time Warner, Inc.:
5.875% 11/15/16	12	13
6.5% 11/15/36	232	291
Viacom, Inc.:
2.5% 9/1/18	46	47
3.5% 4/1/17	583	611
		8,322
TOTAL CONSUMER DISCRETIONARY		12,366
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Heineken NV:
1.4% 10/1/17 (e)	182	182
2.75% 4/1/23 (e)	191	185
PepsiCo, Inc. 4.25% 10/22/44	767	777
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	285	299
		1,443
Food & Staples Retailing - 0.1%
CVS Health Corp.:
2.25% 12/5/18	282	286
4% 12/5/23	282	298
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	109	110
2.7% 11/18/19	245	248
3.3% 11/18/21	291	296
3.8% 11/18/24	222	227
		1,465
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	130
3.2% 1/25/23	110	108
		238
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	$ 262	$ 255
4% 1/31/24	212	221
4.25% 8/9/42	262	248
4.75% 5/5/21	300	333
5.375% 1/31/44	364	406
9.7% 11/10/18	325	417
Reynolds American, Inc.:
3.25% 11/1/22	187	184
4.75% 11/1/42	289	280
6.15% 9/15/43	143	166
6.75% 6/15/17	23	26
7.25% 6/15/37	409	513
		3,049
TOTAL CONSUMER STAPLES		6,195
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	389
5.35% 3/15/20 (e)	1,027	1,135
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	381
5% 10/1/21	146	158
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	245
		2,336
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	756
BP Capital Markets PLC:
3.535% 11/4/24	443	443
3.814% 2/10/24	359	369
4.5% 10/1/20	173	188
4.742% 3/11/21	300	334
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	178
3.8% 4/15/24	619	628
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 168	$ 172
2.7% 4/1/19	36	36
3.875% 3/15/23	104	102
Duke Energy Field Services:
5.375% 10/15/15 (e)	10	10
6.45% 11/3/36 (e)	375	427
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	350	343
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	112
3.9% 5/15/24 (e)	121	121
Enbridge Energy Partners LP 4.2% 9/15/21	438	466
EnLink Midstream Partners LP 2.7% 4/1/19	572	576
Enterprise Products Operating LP:
2.55% 10/15/19	85	85
3.75% 2/15/25	285	290
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	237
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	176
Nakilat, Inc. 6.067% 12/31/33 (e)	279	318
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	171
Petrobras Global Finance BV:
3% 1/15/19	40	38
3.25% 3/17/17	740	730
4.375% 5/20/23	596	550
4.875% 3/17/20	764	755
5.625% 5/20/43	569	493
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	355
5.375% 1/27/21	1,302	1,296
5.75% 1/20/20	611	626
7.875% 3/15/19	399	438
Petroleos Mexicanos:
3.125% 1/23/19	58	59
3.5% 7/18/18	463	480
3.5% 1/30/23	285	275
4.875% 1/24/22	237	252
4.875% 1/18/24	410	431
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 1/21/21	$ 369	$ 409
5.5% 6/27/44	648	667
6% 3/5/20	175	199
6.375% 1/23/45	366	422
6.5% 6/2/41	661	765
8% 5/3/19	241	289
Phillips 66 Co. 4.3% 4/1/22	338	361
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	177
6.125% 1/15/17	205	226
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
2.95% 9/25/18	63	65
4.6% 6/15/21	90	99
Suncor Energy, Inc. 6.1% 6/1/18	395	452
The Williams Companies, Inc.:
3.7% 1/15/23	116	109
4.55% 6/24/24	1,151	1,138
Western Gas Partners LP 5.375% 6/1/21	441	492
Williams Partners LP 4.3% 3/4/24	278	287
		19,578
TOTAL ENERGY		21,914
FINANCIALS - 4.2%
Banks - 1.6%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)	600	604
6.5% 6/10/19 (e)	129	142
Bank of America Corp.:
2.6% 1/15/19	648	657
2.65% 4/1/19	183	186
3.3% 1/11/23	947	948
3.875% 3/22/17	1,060	1,118
4.1% 7/24/23	352	371
4.2% 8/26/24	474	484
4.25% 10/22/26	418	421
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
5.65% 5/1/18	$ 205	$ 229
5.75% 12/1/17	615	685
5.875% 1/5/21	170	198
6.5% 8/1/16	300	326
Bank of America NA 5.3% 3/15/17	420	455
Barclays Bank PLC 2.5% 2/20/19	200	203
Barclays PLC 2.75% 11/8/19	356	357
Capital One NA 2.95% 7/23/21	541	541
Citigroup, Inc.:
1.3% 11/15/16	568	568
1.85% 11/24/17	869	872
2.5% 7/29/19	1,199	1,208
3.953% 6/15/16	397	414
4.05% 7/30/22	151	157
4.75% 5/19/15	544	554
5.3% 5/6/44	751	803
5.5% 9/13/25	142	159
6.125% 5/15/18	212	241
Credit Suisse AG 6% 2/15/18	664	745
Discover Bank 4.2% 8/8/23	259	271
Fifth Third Bancorp 8.25% 3/1/38	94	143
HBOS PLC 6.75% 5/21/18 (e)	180	202
HSBC Holdings PLC 4.25% 3/14/24	200	208
HSBC U.S.A., Inc. 1.625% 1/16/18	314	315
Huntington Bancshares, Inc. 7% 12/15/20	97	117
JPMorgan Chase & Co.:
1.625% 5/15/18	720	717
2% 8/15/17	300	304
2.35% 1/28/19	391	396
3.15% 7/5/16	430	444
3.25% 9/23/22	503	509
3.875% 9/10/24	1,003	1,013
4.25% 10/15/20	182	197
4.35% 8/15/21	601	654
4.5% 1/24/22	134	147
4.625% 5/10/21	179	198
4.95% 3/25/20	804	898
JPMorgan Chase Bank 6% 10/1/17	250	280
KeyBank NA 5.45% 3/3/16	294	311
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Marshall & Ilsley Bank 5% 1/17/17	$ 259	$ 277
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	222
Regions Bank:
6.45% 6/26/37	652	800
7.5% 5/15/18	1,282	1,498
Regions Financial Corp.:
2% 5/15/18	382	380
5.75% 6/15/15	73	75
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	757	772
6% 12/19/23	490	532
6.1% 6/10/23	470	511
6.125% 12/15/22	694	759
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,209
3.676% 6/15/16	160	167
4.48% 1/16/24	30	32
		28,204
Capital Markets - 0.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	145	152
BlackRock, Inc. 3.5% 3/18/24	900	923
Goldman Sachs Group, Inc.:
1.748% 9/15/17	1,225	1,228
2.55% 10/23/19	842	841
2.625% 1/31/19	1,538	1,558
2.9% 7/19/18	526	541
5.25% 7/27/21	96	108
5.625% 1/15/17	500	541
5.95% 1/18/18	32	36
6% 6/15/20	600	695
6.15% 4/1/18	36	41
Lazard Group LLC:
4.25% 11/14/20	185	197
6.85% 6/15/17	100	112
Morgan Stanley:
2.125% 4/25/18	863	867
2.375% 7/23/19	1,201	1,199
3.7% 10/23/24	712	723
3.75% 2/25/23	438	451
4.875% 11/1/22	687	741
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5% 11/24/25	$ 93	$ 100
5.45% 1/9/17	480	520
5.75% 1/25/21	268	309
6.625% 4/1/18	600	690
		12,573
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	469
3.95% 11/6/24	283	285
5.2% 4/27/22	42	46
6.45% 6/12/17	1,019	1,135
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	238
1.7% 5/9/16	561	565
2.875% 10/1/18	400	410
General Electric Capital Corp.:
1% 12/11/15	289	291
2.95% 5/9/16	185	191
3.5% 6/29/15	192	196
4.625% 1/7/21	378	423
4.65% 10/17/21	154	173
6% 8/7/19	1,000	1,174
Hyundai Capital America:
1.45% 2/6/17 (e)	476	475
1.625% 10/2/15 (e)	122	123
1.875% 8/9/16 (e)	92	93
2.125% 10/2/17 (e)	134	135
2.875% 8/9/18 (e)	163	167
Synchrony Financial:
1.875% 8/15/17	95	95
3% 8/15/19	140	142
3.75% 8/15/21	211	216
4.25% 8/15/24	213	218
		7,260
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (e)	200	200
American International Group, Inc.:
2.3% 7/16/19	188	190
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
4.875% 6/1/22	$ 107	$ 120
5.6% 10/18/16	318	344
Aon Corp.:
3.125% 5/27/16	376	387
3.5% 9/30/15	151	155
5% 9/30/20	133	150
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	385
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(h)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	459
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	463
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	259
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	107	123
MetLife, Inc.:
1.903% 12/15/17	84	85
3.048% 12/15/22	313	312
4.368% 9/15/23	305	330
4.75% 2/8/21	137	153
6.75% 6/1/16	290	315
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	222
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	321
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	465
6% 2/10/20 (e)	409	469
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	219
4.75% 9/17/15	500	517
6.2% 11/15/40	134	166
7.375% 6/15/19	120	146
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	40
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	505	540
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	120	121
4.125% 11/1/24 (e)	174	177
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group:
4% 3/15/24	$ 600	$ 614
5.625% 9/15/20	270	310
5.75% 8/15/42	458	523
7.125% 9/30/16	19	21
		9,372
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	115
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	101
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	168
4.2% 12/15/23	360	381
Boston Properties, Inc. 3.85% 2/1/23	432	448
Camden Property Trust:
2.95% 12/15/22	135	132
4.25% 1/15/24	304	321
DDR Corp.:
4.625% 7/15/22	247	264
4.75% 4/15/18	313	339
7.5% 4/1/17	203	229
9.625% 3/15/16	106	117
Duke Realty LP:
3.625% 4/15/23	180	181
3.75% 12/1/24	160	160
3.875% 10/15/22	310	319
4.375% 6/15/22	207	220
5.95% 2/15/17	57	62
6.5% 1/15/18	285	323
6.75% 3/15/20	12	14
8.25% 8/15/19	127	158
Equity One, Inc.:
3.75% 11/15/22	400	402
5.375% 10/15/15	47	49
Federal Realty Investment Trust 5.9% 4/1/20	95	111
HCP, Inc. 3.75% 2/1/16	201	208
Health Care REIT, Inc.:
2.25% 3/15/18	147	149
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.: - continued
4.7% 9/15/17	$ 48	$ 52
HRPT Properties Trust 5.75% 11/1/15	50	51
Lexington Corporate Properties Trust 4.4% 6/15/24	131	134
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (e)	130	131
4.95% 4/1/24	123	126
Retail Opportunity Investments Partnership LP:
4% 12/15/24 (f)	99	99
5% 12/15/23	67	73
Simon Property Group LP 4.125% 12/1/21	229	249
Weingarten Realty Investors 3.375% 10/15/22	68	68
		6,038
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	217	217
3.85% 4/15/16	390	404
4.25% 7/15/22	163	169
6.125% 4/15/20	126	145
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	362
4.1% 10/1/24	401	403
4.55% 10/1/29	401	406
4.95% 4/15/18	281	304
5.7% 5/1/17	1,000	1,085
6% 4/1/16	86	91
Digital Realty Trust LP:
4.5% 7/15/15	172	174
5.25% 3/15/21	201	221
ERP Operating LP:
2.375% 7/1/19	246	247
4.625% 12/15/21	540	595
4.75% 7/15/20	265	295
5.375% 8/1/16	117	125
5.75% 6/15/17	567	629
Essex Portfolio LP 5.5% 3/15/17	113	123
Liberty Property LP:
3.375% 6/15/23	185	182
4.125% 6/15/22	177	185
4.4% 2/15/24	418	441
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
4.75% 10/1/20	$ 394	$ 430
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	318
Mack-Cali Realty LP:
2.5% 12/15/17	252	255
3.15% 5/15/23	426	390
4.5% 4/18/22	108	110
7.75% 8/15/19	23	27
Mid-America Apartments LP 4.3% 10/15/23	73	77
Post Apartment Homes LP 3.375% 12/1/22	70	69
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	101
Reckson Operating Partnership LP 6% 3/31/16	114	121
Regency Centers LP 5.25% 8/1/15	124	128
Tanger Properties LP:
3.75% 12/1/24	300	302
3.875% 12/1/23	160	164
6.125% 6/1/20	478	558
Ventas Realty LP 1.55% 9/26/16	250	252
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	228
4% 4/30/19	114	122
		10,475
TOTAL FINANCIALS		73,922
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc.:
1.25% 5/22/17	378	377
2.2% 5/22/19	401	401
		778
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	178	173
Express Scripts Holding Co. 4.75% 11/15/21	458	506
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	278
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
2.75% 2/15/23	$ 59	$ 58
2.875% 3/15/23	463	460
WellPoint, Inc. 3.3% 1/15/23	172	172
		1,686
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	65
4.15% 2/1/24	99	104
		271
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	360
2.9% 11/6/22	368	360
Bayer U.S. Finance LLC:
2.375% 10/8/19 (e)	286	288
3% 10/8/21 (e)	209	211
3.375% 10/8/24 (e)	200	202
Mylan, Inc. 1.35% 11/29/16	120	120
Perrigo Co. PLC 2.3% 11/8/18	200	198
Perrigo Finance PLC:
3.5% 12/15/21	200	201
3.9% 12/15/24	200	202
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	56
3.25% 2/1/23	138	135
		2,453
TOTAL HEALTH CARE		5,188
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	362
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	10	10
6.9% 7/2/19	4	4
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 9	$ 10
8.36% 1/20/19	7	7
		31
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	200
3.875% 4/1/21	387	388
4.25% 9/15/24	336	336
4.75% 3/1/20	338	361
		1,285
TOTAL INDUSTRIALS		1,678
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	133
Tyco Electronics Group SA 2.375% 12/17/18	74	75
		208
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	12	12
TOTAL INFORMATION TECHNOLOGY		220
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	366
4.25% 11/15/20	186	201
		567
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	373
4.25% 7/17/42 (e)	200	183
4.875% 11/4/44 (e)	401	404
5.625% 10/18/43 (e)	254	284
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	291
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	$ 356	$ 358
Vale Overseas Ltd.:
4.375% 1/11/22	200	200
6.25% 1/23/17	503	546
		2,639
TOTAL MATERIALS		3,222
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
4.8% 6/15/44	500	508
6.3% 1/15/38	398	482
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	75
6.15% 9/15/19	226	245
Embarq Corp.:
7.082% 6/1/16	236	255
7.995% 6/1/36	175	195
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
2.625% 2/21/20 (e)	615	616
4.5% 9/15/20	1,100	1,204
5.012% 8/21/54 (e)	1,422	1,481
6.25% 4/1/37	187	226
6.4% 9/15/33	346	428
6.55% 9/15/43	1,418	1,832
		8,167
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	282
3.125% 7/16/22	255	253
		535
TOTAL TELECOMMUNICATION SERVICES		8,702
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 147	$ 148
2.95% 12/15/22	140	138
American Transmission Systems, Inc. 5% 9/1/44 (e)	148	155
Dayton Power & Light Co. 1.875% 9/15/16	119	120
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	318
6.4% 9/15/20 (e)	569	670
Edison International 3.75% 9/15/17	226	240
FirstEnergy Corp.:
2.75% 3/15/18	481	486
4.25% 3/15/23	949	965
7.375% 11/15/31	411	498
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	719
LG&E and KU Energy LLC:
2.125% 11/15/15	255	257
3.75% 11/15/20	49	52
Monongahela Power Co. 4.1% 4/15/24 (e)	131	140
Nevada Power Co. 6.5% 5/15/18	165	192
Northeast Utilities:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	421
NV Energy, Inc. 6.25% 11/15/20	115	136
Pepco Holdings, Inc. 2.7% 10/1/15	240	243
PPL Capital Funding, Inc. 3.4% 6/1/23	207	208
TECO Finance, Inc.:
4% 3/15/16	96	100
5.15% 3/15/20	141	159
		6,460
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	126
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	366
		492
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
1.25% 3/15/17	700	700
2.5331% 9/30/66 (h)	759	713
7.5% 6/30/66 (h)	26	28
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	$ 523	$ 520
2% 11/15/18	403	405
National Grid PLC 6.3% 8/1/16	183	199
NiSource Finance Corp.:
4.45% 12/1/21	155	169
5.25% 2/15/43	357	401
5.45% 9/15/20	468	535
5.8% 2/1/42	199	240
5.95% 6/15/41	396	484
6.4% 3/15/18	58	66
6.8% 1/15/19	677	801
PG&E Corp. 2.4% 3/1/19	55	55
Puget Energy, Inc.:
6% 9/1/21	457	536
6.5% 12/15/20	147	174
Sempra Energy:
2.3% 4/1/17	376	385
2.875% 10/1/22	154	150
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	21	21
		6,582
TOTAL UTILITIES		13,534
TOTAL NONCONVERTIBLE BONDS (Cost $139,150)		146,941
U.S. Government and Government Agency Obligations - 8.8%

U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	1,889	2,106
U.S. Treasury Inflation-Indexed Notes 0.125% 7/15/24	2,337	2,282
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		4,388
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/4/14 to 2/12/15 (g)	1,660	1,660
U.S. Treasury Bonds:
3.125% 8/15/44	8,830	9,190
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
3.375% 5/15/44	$ 2,980	$ 3,249
3.625% 8/15/43	4,194	4,782
3.625% 2/15/44	1,983	2,262
U.S. Treasury Notes:
0.5% 7/31/17	2,063	2,047
0.75% 2/28/18	16,980	16,834
0.875% 4/30/17	9	9
0.875% 5/15/17	1,750	1,758
0.875% 10/15/17	17,431	17,445
0.875% 1/31/18	9,947	9,911
1% 9/15/17	1,157	1,163
1% 5/31/18	5,583	5,563
1.25% 10/31/18	22,092	22,099
1.375% 7/31/18	7,186	7,242
1.375% 9/30/18	5,036	5,067
1.5% 10/31/19	5,000	5,000
1.75% 9/30/19	17,000	17,207
2% 5/31/21	5,930	5,984
2.25% 3/31/21	6,205	6,363
2.375% 8/15/24	2,200	2,235
2.5% 5/15/24	2,944	3,027
TOTAL U.S. TREASURY OBLIGATIONS		150,097
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $151,782)		154,485
U.S. Government Agency - Mortgage Securities - 0.8%

Fannie Mae - 0.5%
2.053% 6/1/36 (h)	8	9
2.393% 7/1/37 (h)	15	17
2.5% 1/1/28 to 12/1/29	300	307
2.542% 6/1/42 (h)	46	48
2.96% 11/1/40 (h)	21	22
2.982% 9/1/41 (h)	25	26
3% 1/1/43 to 8/1/43	1,165	1,179
3.059% 10/1/41 (h)	16	17
3.236% 7/1/41 (h)	42	44
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.325% 10/1/41 (h)	$ 20	$ 21
3.5% 2/1/26 to 8/1/43	5,466	5,698
3.556% 7/1/41 (h)	43	45
4% 12/1/40 to 12/1/43	745	800
4.5% 12/1/23 to 1/1/43	101	109
4.5% 12/1/44 (f)	500	543
6% 11/1/35 to 8/1/37	358	407
TOTAL FANNIE MAE		9,292
Freddie Mac - 0.2%
3.137% 10/1/35 (h)	20	21
3.239% 4/1/41 (h)	31	32
3.24% 9/1/41 (h)	25	26
3.299% 6/1/41 (h)	32	34
3.476% 5/1/41 (h)	33	35
3.5% 6/1/42 to 2/1/44	2,592	2,697
3.621% 6/1/41 (h)	41	43
3.707% 5/1/41 (h)	34	36
4% 2/1/41 to 11/1/43	197	211
4.5% 3/1/44	187	203
5% 11/1/40	238	264
TOTAL FREDDIE MAC		3,602
Ginnie Mae - 0.1%
3% 6/20/42	96	99
3.5% 10/20/42 to 8/20/43	297	312
4% 9/20/40 to 1/20/41	265	286
5.5% 6/15/35	116	132
TOTAL GINNIE MAE		829
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,499)		13,723
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (h)	30	26
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	370	371
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2045% 12/25/33 (h)	$ 2	$ 2
Series 2004-R2 Class M3, 0.977% 4/25/34 (h)	4	3
Series 2005-R2 Class M1, 0.6053% 4/25/35 (h)	15	15
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (h)	2	2
Series 2004-W11 Class M2, 1.2053% 11/25/34 (h)	25	24
Series 2004-W7 Class M1, 0.977% 5/25/34 (h)	27	26
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (h)	54	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.9803% 4/25/34 (h)	83	76
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	362
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (h)	82	61
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (e)	21	21
Series 2013-2A Class A, 1.75% 11/15/17 (e)	157	158
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6103% 4/25/34 (h)	3	2
Series 2004-4 Class M2, 0.9503% 6/25/34 (h)	6	6
Series 2004-7 Class AF5, 5.868% 1/25/35	123	126
Fannie Mae Series 2004-T5 Class AB3, 0.9166% 5/28/35 (h)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (h)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9803% 3/25/34 (h)	0*	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	701
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8903% 1/25/35 (h)	43	35
Class M4, 1.1753% 1/25/35 (h)	16	9
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (e)(h)	66	57
GE Business Loan Trust:
Series 2003-1 Class A, 0.5847% 4/15/31 (e)(h)	2	2
Series 2006-2A:
Class A, 0.3347% 11/15/34 (e)(h)	24	23
Class B, 0.4347% 11/15/34 (e)(h)	9	8
Class C, 0.5347% 11/15/34 (e)(h)	15	13
Class D, 0.9047% 11/15/34 (e)(h)	6	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4453% 8/25/33 (h)	$ 23	$ 22
Series 2003-5 Class A2, 0.8553% 12/25/33 (h)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (h)	56	36
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.282% 11/25/36 (h)	32	32
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5636% 12/27/29 (h)	10	10
Series 2006-A Class 2C, 1.3836% 3/27/42 (h)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4553% 5/25/37 (h)	21	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1303% 7/25/34 (h)	3	3
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (h)	24	22
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (h)	43	41
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (h)	3	2
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (h)	17	16
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (h)	11	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6653% 9/25/35 (h)	65	56
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (h)	24	22
Class M4, 2.3303% 9/25/34 (h)	31	19
Series 2005-WCH1 Class M4, 0.9853% 1/25/36 (h)	67	58
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (h)	0*	0*
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20	223	225
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.947% 3/25/35 (h)	41	38
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (h)	38	37
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8803% 9/25/34 (h)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (h)	1	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7912% 4/6/42 (e)(h)	$ 60	$ 31
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0336% 10/25/44 (e)(h)	81	82
TOTAL ASSET-BACKED SECURITIES (Cost $2,517)		2,930
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7153% 1/25/35 (h)	58	58
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5636% 10/25/34 (h)	24	24
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.355% 12/20/54 (e)(h)	271	267
Series 2006-2 Class C1, 1.095% 12/20/54 (h)	242	237
Series 2006-3 Class C2, 1.155% 12/20/54 (h)	50	49
Series 2006-4:
Class C1, 0.915% 12/20/54 (h)	103	100
Class M1, 0.495% 12/20/54 (h)	44	43
Series 2007-1:
Class 1C1, 0.755% 12/20/54 (h)	84	80
Class 1M1, 0.455% 12/20/54 (h)	54	52
Class 2C1, 1.015% 12/20/54 (h)	38	37
Class 2M1, 0.655% 12/20/54 (h)	70	68
Series 2007-2 Class 2C1, 1.0147% 12/17/54 (h)	97	95
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6808% 1/20/44 (h)	19	20
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (h)	50	42
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (h)	22	20
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (h)	34	31
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4453% 7/25/35 (h)	57	55
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5055% 6/10/35 (e)(h)	11	10
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (h)	$ 1	$ 1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5123% 4/25/33 (h)	8	8
TOTAL PRIVATE SPONSOR		1,297
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	4	4
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $311)		1,301
Commercial Mortgage Securities - 1.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4258% 2/14/43 (h)(j)	23	0*
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7124% 5/10/45 (h)	15	15
Series 2006-3 Class A4, 5.889% 7/10/44	300	318
Series 2006-5 Class A2, 5.317% 9/10/47	104	104
Series 2006-6 Class A3, 5.369% 10/10/45	150	153
Series 2006-4 Class A1A, 5.617% 7/10/46 (h)	850	906
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	233	237
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	5
Series 2007-3:
Class A3, 5.5632% 6/10/49 (h)	90	90
Class A4, 5.5632% 6/10/49 (h)	156	169
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	259	279
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4303% 12/25/33 (e)(h)	2	2
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (e)(h)	40	35
Class B1, 1.5553% 1/25/36 (e)(h)	2	0*
Class M1, 0.6053% 1/25/36 (e)(h)	13	8
Class M2, 0.6253% 1/25/36 (e)(h)	4	2
Class M3, 0.6553% 1/25/36 (e)(h)	6	3
Class M4, 0.7653% 1/25/36 (e)(h)	3	2
Class M5, 0.8053% 1/25/36 (e)(h)	3	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M6, 0.8553% 1/25/36 (e)(h)	$ 3	$ 1
Series 2006-3A Class M4, 0.5853% 10/25/36 (e)(h)	2	0*
Series 2007-1 Class A2, 0.4253% 3/25/37 (e)(h)	23	19
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (e)(h)	24	20
Class A2, 0.4753% 7/25/37 (e)(h)	22	17
Class M1, 0.5253% 7/25/37 (e)(h)	8	2
Class M2, 0.5653% 7/25/37 (e)(h)	4	0*
Class M3, 0.6453% 7/25/37 (e)(h)	3	0*
Class M4, 0.8053% 7/25/37 (e)(h)	0*	0*
Series 2007-3:
Class A2, 0.4453% 7/25/37 (e)(h)	25	21
Class M1, 0.4653% 7/25/37 (e)(h)	4	3
Class M2, 0.4953% 7/25/37 (e)(h)	5	3
Class M3, 0.5253% 7/25/37 (e)(h)	8	3
Class M4, 0.6553% 7/25/37 (e)(h)	12	4
Class M5, 0.7553% 7/25/37 (e)(h)	6	1
Series 2007-4A:
Class M1, 1.102% 9/25/37 (e)(h)	9	2
Class M2, 1.202% 9/25/37 (e)(h)	5	0*
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(h)(j)	222	7
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7047% 3/15/22 (e)(h)	7	7
Class J, 0.8547% 3/15/22 (e)(h)	25	25
sequential payer Series 2007-PW16 Class A4, 5.707% 6/11/40 (h)	44	48
Series 2006-T22 Class A4, 5.5572% 4/12/38 (h)	9	9
Series 2007-PW18 Class X2, 0.2883% 6/11/50 (e)(h)(j)	3,806	14
Series 2007-T28 Class X2, 0.1356% 9/11/42 (e)(h)(j)	2,150	4
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (e)(h)	19	18
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (e)(h)(j)	125	0*
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 2.8% 12/15/16 (e)(h)	188	188
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	7	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4: - continued
Class A4, 5.322% 12/11/49	$ 2,380	$ 2,536
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	84	80
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0047% 4/15/17 (e)(h)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (h)	278	294
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	68	74
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5047% 4/15/22 (e)(h)	268	265
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.2117% 8/15/36 (h)(j)	2	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(h)(j)	0*	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4747% 2/15/22 (e)(h)	2	2
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(h)	115	13
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,278
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8188% 7/10/38 (h)	443	466
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (h)	79	84
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	102
Class DFX, 4.4065% 11/5/30 (e)	765	788
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4347% 11/15/18 (e)(h)	6	6
Class F, 0.4847% 11/15/18 (e)(h)	14	14
Class G, 0.5147% 11/15/18 (e)(h)	13	12
Class H, 0.6547% 11/15/18 (e)(h)	10	9
Series 2014-BXH:
Class C, 1.8047% 4/15/27 (e)(h)	130	130
Class D, 2.4047% 4/15/27 (e)(h)	277	276
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	$ 484	$ 515
Series 2006-CB17:
Class A3, 5.45% 12/12/43	1	1
Class A4, 5.429% 12/12/43	240	254
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	834	882
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	33
Series 2007-CB18 Class A4, 5.44% 6/12/47	68	73
Series 2007-CB19 Class A4, 5.7027% 2/12/49 (h)	1,130	1,228
Series 2007-LD11:
Class A2, 5.7707% 6/15/49 (h)	3	3
Class A4, 5.7857% 6/15/49 (h)	790	855
Series 2007-LDPX Class A3, 5.42% 1/15/49	522	562
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (h)	700	735
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	4	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (h)	58	63
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	36
Series 2006-C7 Class A2, 5.3% 11/15/38	39	40
Series 2007-C1 Class A4, 5.424% 2/15/40	535	576
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	88	93
Series 2007-C7 Class A3, 5.866% 9/15/45	441	489
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4135% 1/12/44 (e)(h)	65	63
Series 2007-C1 Class A4, 5.8351% 6/12/50 (h)	354	388
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2743% 12/12/49 (h)	3	3
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	40	42
Class ASB, 5.133% 12/12/49 (h)	20	21
Series 2007-5 Class A4, 5.378% 8/12/48	61	65
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	550	595
Series 2007-7 Class A4, 5.7445% 6/12/50 (h)	263	286
Series 2006-4 Class XP, 0.6176% 12/12/49 (h)(j)	743	0*
Series 2007-6 Class B, 5.635% 3/12/51 (h)	75	23
Series 2007-7 Class B, 5.7445% 6/12/50 (h)	7	0*
Series 2007-8 Class A3, 5.8821% 8/12/49 (h)	65	71
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(h)	$ 16	$ 14
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (e)(h)	43	43
Class D, 0.345% 10/15/20 (e)(h)	30	30
Class E, 0.405% 10/15/20 (e)(h)	38	37
Class F, 0.455% 10/15/20 (e)(h)	23	22
Class G, 0.495% 10/15/20 (e)(h)	28	27
Class H, 0.585% 10/15/20 (e)(h)	18	17
Class J, 0.735% 10/15/20 (e)(h)	10	9
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	7	7
Series 2006-IQ11 Class A4, 5.6555% 10/15/42 (h)	19	20
Series 2006-T23 Class A3, 5.8051% 8/12/41 (h)	29	29
Series 2007-HQ12 Class A2, 5.5918% 4/12/49 (h)	228	230
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	113	122
Class B, 5.7208% 4/15/49 (h)	18	2
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	668	856
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.513% 9/15/21 (e)(h)	9	9
Class J, 0.753% 9/15/21 (e)(h)	18	17
Series 2007-WHL8:
Class F, 0.6347% 6/15/20 (e)(h)	168	158
Class LXR1, 0.8547% 6/15/20 (e)(h)	9	8
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	308	328
Series 2006-C29 Class A1A, 5.297% 11/15/48	277	297
Series 2007-C30 Class A5, 5.342% 12/15/43	540	579
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,145
Series 2007-C32 Class A3, 5.7164% 6/15/49 (h)	147	159
Series 2007-C33:
Class A4, 5.9413% 2/15/51 (h)	1,097	1,178
Class A5, 5.9413% 2/15/51 (h)	50	55
Series 2005-C19 Class B, 4.892% 5/15/44	75	76
Series 2005-C22:
Class B, 5.3645% 12/15/44 (h)	166	167
Class F, 5.3645% 12/15/44 (e)(h)	125	26
Series 2006-C26 Class A1A, 6.009% 6/15/45 (h)	407	433
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C27 Class A1A, 5.749% 7/15/45 (h)	$ 700	$ 745
Series 2007-C31 Class C, 5.6724% 4/15/47 (h)	21	20
Series 2007-C31A Class A2, 5.421% 4/15/47	156	156
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,982)		24,204
Municipal Securities - 0.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	100	101
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	102
7.3% 10/1/39	535	777
7.5% 4/1/34	465	678
7.6% 11/1/40	895	1,375
7.625% 3/1/40	150	227
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	86
Series 2010 C1, 7.781% 1/1/35	395	462
Series 2012 B, 5.432% 1/1/42	105	98
6.314% 1/1/44	515	537
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	35	37
5.1% 6/1/33	1,785	1,758
Series 2010, 4.421% 1/1/15	260	261
Series 2010-1, 6.63% 2/1/35	320	355
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	475	530
7.35% 7/1/35	220	257
Series 2011:
4.961% 3/1/16	35	37
5.365% 3/1/17	15	16
5.665% 3/1/18	315	347
5.877% 3/1/19	775	862
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2013:
2.69% 12/1/17	$ 110	$ 111
3.14% 12/1/18	115	116
TOTAL MUNICIPAL SECURITIES (Cost $8,636)		9,141
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	372
5.75% 9/26/23 (e)	332	353
Brazilian Federative Republic:
4.25% 1/7/25	355	359
5.625% 1/7/41	400	436
United Mexican States:
4% 10/2/23	804	845
4.75% 3/8/44	352	363
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,619)		2,728
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21	598	603
Fifth Third Bank 4.75% 2/1/15	250	252
TOTAL BANK NOTES (Cost $847)		855
Fixed-Income Funds - 7.0%
	Shares
Fidelity High Income Central Fund 2 (i)	316,519	36,564
Fidelity Mortgage Backed Securities Central Fund (i)	786,918	86,183
TOTAL FIXED-INCOME FUNDS (Cost $114,253)		122,747
Money Market Funds - 3.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	50,941,994	$ 50,942
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,193,580	7,194
TOTAL MONEY MARKET FUNDS (Cost $58,136)		58,136
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,478,228)		1,764,281
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,551)
NET ASSETS - 100%		$ 1,760,730
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 12/1/44	$ (100)	(101)
3.5% 12/1/44	(100)	(104)
TOTAL TBA SALE COMMITMENTS (Proceeds $203)		$ (205)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
188 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 19,423	$ 789

The face value of futures purchased as a percentage of net assets is 1.1%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 15	$ (15)	$ -	$ (15)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,744,000 or 1.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $809,000.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,376,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
Xero Ltd.	10/14/13	$ 411
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity High Income Central Fund 2	514
Fidelity Mortgage Backed Securities Central Fund	437
Fidelity Securities Lending Cash Central Fund	47
Total	$ 1,012
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 36,948	$ 532	$ -	$ 36,564	4.2%
Fidelity Mortgage Backed Securities Central Fund	78,954	6,445	-	86,183	2.2%
Total	$ 115,902	$ 6,977	$ -	$ 122,747
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 158,362	$ 157,525	$ -	$ 837
Consumer Staples	122,093	118,959	3,134	-
Energy	99,017	97,347	1,670	-
Financials	201,409	201,409	-	-
Health Care	178,272	171,016	7,256	-
Industrials	112,120	112,120	-	-
Information Technology	237,862	237,683	-	179
Materials	55,767	55,767	-	-
Telecommunication Services	24,623	24,623	-	-
Utilities	37,565	37,565	-	-
Corporate Bonds	146,941	-	146,941	-
U.S. Government and Government Agency Obligations	154,485	-	154,485	-
U.S. Government Agency - Mortgage Securities	13,723	-	13,723	-
Asset-Backed Securities	2,930	-	2,899	31
Collateralized Mortgage Obligations	1,301	-	1,291	10
Commercial Mortgage Securities	24,204	-	24,155	49
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Municipal Securities	$ 9,141	$ -	$ 9,141	$ -
Foreign Government and Government Agency Obligations	2,728	-	2,728	-
Bank Notes	855	-	855	-
Fixed-Income Funds	122,747	122,747	-	-
Money Market Funds	58,136	58,136	-	-
Total Investments in Securities:	$ 1,764,281	$ 1,394,897	$ 368,278	$ 1,106
Derivative Instruments:
Assets
Futures Contracts	$ 789	$ 789	$ -	$ -
Liabilities
Swaps	$ (15)	$ -	$ (15)	$ -
Total Derivative Instruments:	$ 774	$ 789	$ (15)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (205)	$ -	$ (205)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,480,102,000. Net unrealized appreciation aggregated $284,179,000, of which $310,083,000 related to appreciated investment securities and $25,904,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015